DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivatives	The fair values of our derivative financial instruments and their classifications in our consolidated balance sheets as of January 31, 2023 and 2022 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2023	2022
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$288	$125
Not designated as hedging instruments	Prepaid expenses and other current assets	—	15
Total derivative assets		$288	$140

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$914	$736
Not designated as hedging instruments	Accrued expenses and other current liabilities	678	65
Total derivative liabilities		$1,592	$801

Schedule of the Effects of Derivatives Designated as Cash Flow Hedges
The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the consolidated statement of operations for the years ended January 31, 2023, 2022, and 2021, were as follows:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Net gains recognized in AOCL:
Foreign currency forward contracts	$16	$1,169	$1,863

Net gains reclassified from AOCL to the consolidated statements of operations:
Foreign currency forward contracts	$(6,131)	$2,314	$1,882

Schedule of Derivatives Not Designated as Hedging Instruments	Losses (gains) recognized on derivative financial instruments not designated as hedging instruments in our consolidated statements of operations for the years ended January 31, 2023, 2022, and 2021, were as follows:

	Classification in Consolidated Statements of Operations	Year Ended January 31,
(in thousands)		2023	2022	2021
Foreign currency forward contracts	Other income (expense), net	$(426)	$133	$(95)